Basis of Presentaion, Going Concern and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentaion, Going Concern and Summary of Significant Accounting Policies

NOTE 2 - BASIS OF PRESENTATION, GOING CONCERN AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying financial statements for OncBioMune, LLC have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S. GAAP”).

Going concern

These financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. Management cannot provide assurance that the Company will ultimately achieve profitable operations or become cash flow positive, or raise additional debt and/or equity capital. Management believes that the Company’s capital resources will be currently adequate to continue operating and maintaining its business strategy for the calendar years ending December 31, 2014 and 2013. The Company continues to seek for additional funding in 2015 to launch the business plans.

The Company will seek to raise capital through additional debt and/or equity financings to fund its operations in the future. Although the Company has historically raised capital from government contracts, there is no assurance that it will be able to continue to do so. If the Company is unable to raise additional capital or secure additional lending in the near future, management expects that the Company will need to curtail or cease operations. These financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Use of estimates

The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Cash

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes. The Company has no cash equivalents as of December 31, 2014 and 2013.

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through December 31, 2014 and 2013. There were no balances in excess of FDIC insured levels as of December 31, 2014 and 2013.

Fair value of financial instruments and fair value measurements

Fair value of certain of the Company’s financial instruments including cash, account payable, loan payables, and approximate cost because of their short maturities. The Company measures and reports fair value in accordance with ASC 820, “Fair Value Measurements and Disclosures” which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value investments.

Fair value, as defined in ASC 820, is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset should reflect its highest and best use by market participants, principal (or most advantageous) markets, and an in-use or an in-exchange valuation premise. The fair value of a liability should reflect the risk of nonperformance, which includes, among other things, the Company’s credit risk.

Valuation techniques are generally classified into three categories: the market approach; the income approach; and the cost approach. The selection and application of one or more of the techniques may require significant judgment and are primarily dependent upon the characteristics of the asset or liability, and the quality and availability of inputs. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. ASC 820 also provides fair value hierarchy for inputs and resulting measurement as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3: Unobservable inputs for the asset or liability that are supported by little or no market activity and that are significant to the fair values.

Fair value measurements are required to be disclosed by the Level within the fair value hierarchy in which the fair value measurements in their entirety fall. Fair value measurements using significant unobservable inputs (in Level 3 measurements) are subject to expanded disclosure requirements including a reconciliation of the beginning and ending balances, separately presenting changes during the period attributable to the following: (i) total gains or losses for the period (realized and unrealized), segregating those gains or losses included in earnings, and a description of where those gains or losses included in earning are reported in the statement of income.

Recently Issued Accounting Pronouncements

We have evaluated the other recent accounting pronouncements through ASU 2015-09 and believe that none of them will have a material effect on our financial statements.

Members’ Equity, Personal Assets and Income Taxes

Pursuant to the Company’s LLC correction of agreement effective dated April 22, 2005, in consideration of the initial members’ respective membership interest in and to the company, Robert L. Elliott, M.D. has initial capital contribution $600 which represents 60% membership interest and Jonathan F. Head, Ph.D. has initial capital contribution $400 which represents 40% membership interest. Pursuant to the Company amendment of operating agreement effective dated June 1, 2015, Robert L. Elliott, M.D. has initial capital contribution changed to $500 which represents 50% membership interest and Jonathan F. Head, Ph.D. has initial capital contribution changed to $500 which represents 50% membership interest.

All net distributable profit and loss of the Company, as determined by management, is distributed in accordance with the respective percentage of interests as set forth in the LLC Agreement five business days after determination.

In accordance with the generally accepted method of presenting limited liability company financial statements, the financial statements do not include the personal assets and liabilities of the members, including their obligation for income taxes on their distributive shares of net income of the LLCs, or any provision for federal income taxes.

All the taxes are pass through to the members of the LLC, therefore, no tax is recorded for the Company for the years ended December 31, 2014 and 2013.

Revenue recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the purchase price is fixed or determinable and collectability is reasonably assured. The revenue are grants from government agency and this is the only customer and source of revenue for the Company for the year ended December 31, 2013. The Company needs to provide monthly report to the government agency for the progress as agreed in the master contract. The Company will recognized as revenue when they received approval from the government agency.